Accounting and Reporting Changes	12 Months Ended
Dec. 31, 2018
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Accounting and Reporting Changes

Note 2    Accounting and Reporting Changes

(a) Changes in accounting policy

(I) IFRS 15 “Revenue from Contracts with Customers”

Effective January 1, 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” which was issued In May 2014, and replaces IAS 11 “Construction Contracts,” IAS 18 “Revenue” and several interpretations. Amendments to IFRS 15 were issued in April 2016. IFRS 15 clarifies revenue recognition principles, provides a robust framework for recognizing revenue and cash flows arising from contracts with customers and enhances qualitative and quantitative disclosure requirements. IFRS 15 does not apply to insurance contracts, financial instruments and lease contracts. The Company adopted IFRS 15 using the modified retrospective method with no restatement of comparative information.

The Company’s service arrangements are generally satisfied over time, with revenue measured and collected from customers within a short term, as services are rendered.

Adoption of IFRS 15 did not have a significant impact or result in transitional adjustments on the Company’s Consolidated Financial Statements.

(II) IFRS 9 “Financial Instruments” and Amendments to IFRS 4 “Insurance Contracts”

Effective January 1, 2018, the Company adopted the amendments to IFRS 4 “Insurance Contracts” issued in September 2016. IFRS 9 “Financial Instruments” replaced IAS 39 “Financial Instruments: Recognition and Measurement” and resulted in revisions to classification and measurement, impairment of financial assets, and hedge accounting.

To address concerns about differing effective dates of IFRS 9 “Financial Instruments” which is effective on January 1, 2018 and IFRS 17 “Insurance Contracts” which is effective on January 1, 2021, amendments to IFRS 4 “Insurance Contracts” provides companies whose activities are predominantly related to insurance an optional temporary exemption from applying IFRS 9 until January 1, 2021. Adoption of these amendments enabled the Company to defer the adoption of IFRS 9 and continue to apply IAS 39 until January 1, 2021.

In November 2018, the IASB tentatively decided to defer the fixed expiry date for the temporary exemption in IFRS 4 from applying IFRS 9 by one year for companies whose activities are predominantly related to insurance. MFC’s activities are predominantly related to insurance. The proposed deferral is subject to IASB public consultation in 2019 which is expected to result in an exposure draft followed by a public comment period. The Company will continue to monitor IASB’s future developments related to the deferral.

In order to compare with entities applying IFRS 9, the amendments to IFRS 4 require deferring entities to disclose additional information regarding the contractual cashflows characteristics and credit exposure of their financial statements. Deferring entities must disclose which financial assets have contractual terms that are solely payments of principal and interest on principal outstanding (“SPPI”). Adoption of these disclosure requirements did not have a significant impact on the Company’s Consolidated Financial Statements. Refer to note 3(a).

(III) Amendments to IFRS 2 “Share-Based Payment”

Effective January 1, 2018, the Company adopted amendments to IFRS 2 “Share-Based Payment”, issued in June 2016. These amendments were applied prospectively. The amendments clarify the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; provide guidance on the classification of share-based payment transactions with net settlement features for withholding tax obligations; and clarify accounting for modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.

(IV) IFRIC 22 “Foreign Currency Transactions and Advance Consideration”

Effective January 1, 2018, the Company adopted IFRIC 22 “Foreign Currency Transactions and Advance Consideration”, issued in December 2016. IFRIC 22 was applied prospectively. IFRIC 22 addresses which foreign exchange rate to use to measure a foreign currency transaction when advance payments are made or received and non-monetary assets or liabilities are recognized prior to recognition of the underlying transaction. IFRIC 22 does not relate to goods or services accounted for at fair value or at the fair value of consideration paid or received at a date other than the date of initial recognition of the non-monetary asset or liability, or to income taxes, insurance contracts or reinsurance contracts. The foreign exchange rate on the day of the advance payment is used to measure the foreign currency transaction. If multiple advance payments are made or received, each payment is measured separately. Adoption of IFRIC 22 did not have a significant impact on the Company’s Consolidated Financial Statements.

(V) Annual improvements to IFRS Standards 2014-2016 Cycle

Effective January 1, 2018, the Company adopted amendments issued within the Annual Improvements to IFRS Standards 2014-2016 Cycle, as issued by the IASB in December 2016. Minor amendments as part of this cycle were effective in 2017 and were adopted by the Company in that year, with remaining amendments being effective January 1, 2018. The amendments were applied retrospectively. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.

(b) Future accounting and reporting changes

(I) IFRS 9 “Financial Instruments”

IFRS 9 “Financial Instruments” was issued in November 2009 and amended in October 2010, November 2013 and July 2014, and is effective for years beginning on or after January 1, 2018, to be applied retrospectively, or on a modified retrospective basis. Additionally, the IASB issued amendments in October 2017 that are effective for annual periods beginning on or after January 1, 2019. The standard is intended to replace IAS 39 “Financial Instruments: Recognition and Measurement”.

The project has been divided into three phases: classification and measurement, impairment of financial assets, and hedge accounting. IFRS 9’s current classification and measurement methodology provides that financial assets are measured at either amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets. The classification and measurement for financial liabilities remains generally unchanged; however, for a financial liability designated as at fair value through profit or loss, revisions have been made in the accounting for changes in fair value attributable to changes in the credit risk of that liability. Gains or losses caused by changes in an entity’s own credit risk on such liabilities are no longer recognized in profit or loss but instead are reflected in OCI.

Revisions to hedge accounting were issued in November 2013 as part of the overall IFRS 9 project. The amendment introduces a new hedge accounting model, together with corresponding disclosures about risk management activity for those applying hedge accounting. The new model represents a substantial overhaul of hedge accounting that will enable entities to better reflect their risk management activities in their financial statements.

Revisions issued in July 2014 replace the existing incurred loss model used for measuring the allowance for credit losses with an expected loss model. Changes were also made to the existing classification and measurement model designed primarily to address specific application issues raised by early adopters of the standard. They also address the income statement accounting mismatches and short-term volatility issues which have been identified as a result of the insurance contracts project.

The Company elected to defer IFRS 9 until January 1, 2021 as allowed under the amendments to IFRS 4 “Insurance Contracts” outlined above. The Company is assessing the impact of this standard.

(II) IFRS 16 “Leases”

IFRS 16 “Leases” was issued in January 2016 and is effective for years beginning on or after January 1, 2019. It will replace IAS 17 “Leases” and IFRIC 4 “Determining whether an arrangement contains a lease”. The Company will adopt IFRS 16 effective January 1, 2019, on a modified retrospective basis with no restatement of comparative information.

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract. The standard brings most leases on-balance sheet for lessees under a single model, eliminating the previous classifications of operating and finance leases. Exemptions to this treatment are for lease contracts with low value assets or leases with duration of less than one year. The on-balance sheet treatment will result in a grossing up of the balance sheet due to right-of-use assets being recognized with offsetting liabilities. Lessor accounting will remain largely unchanged with previous classifications of operating and finance leases being maintained.

Adoption of IFRS 16 is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(III) IFRS Interpretation Committee (“IFRIC”) Interpretation 23 “Uncertainty over Income Tax Treatments”

IFRIC 23 “Uncertainty over Income Tax Treatments” was issued in June 2017 and is effective for years beginning on or after January 1, 2019, to be applied retrospectively. IFRIC 23 provides guidance on applying the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments including whether uncertain tax treatments should be considered together or separately based on which approach better predicts resolution of the uncertainty. Adoption of IFRIC 23 is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(IV) Amendments to IAS 28 “Investments in Associates and Joint Ventures”

Amendments to IAS 28 “Investments in Associates and Joint Ventures” were issued in October 2017 and are effective for annual periods beginning on or after January 1, 2019, to be applied retrospectively. The amendments clarify that an entity applies IFRS 9 “Financial Instruments” to financial interests in an associate or joint venture to which the equity method is not applied. IAS 39 will be applied to these interests until IFRS 9 is adopted. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(V) Annual Improvements 2015–2017 Cycle

Annual Improvements 2015 – 2017 Cycle was issued in December 2017 and is effective for years beginning on or after January 1, 2019. The IASB issued three minor amendments to different standards as part of the Annual Improvements process, with the amendments to be applied prospectively. Adoption of these amendments is not expected to have significant impact on the Company’s Consolidated Financial Statements.

(VI) Amendments to IAS 19 “Employee Benefits”

Amendments to IAS 19 “Employee Benefits” were issued in February 2018 and are effective for annual periods beginning on or after January 1, 2019, with earlier application permitted. The amendments address the accounting for a plan amendment, curtailment or settlement that occurs within a reporting period. Updated actuarial assumptions must be used to determine current service cost and net interest for the remainder of the reporting period after such an event. The amendments also address how the accounting for asset ceilings are affected by such an event. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(VII) Amendments to IFRS 3 “Business Combinations”

Amendments to IFRS 3 “Business Combinations” were issued in October 2018 and are effective for business combinations occurring on or after January 1, 2020, with earlier application permitted. The amendments revise the definition of a business and provide a simplified assessment of whether an acquired set of activities and assets qualifies as a business. Application of the amendments are expected to result in fewer acquisitions qualifying as business combinations. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(VIII) Amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”

Amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” were issued in October 2018. The amendments are effective for annual periods beginning on or after January 1, 2020 and are to be applied prospectively. The amendments update the definition of material. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

(IX) IFRS 17 “Insurance Contracts”

IFRS 17 was issued in May 2017 and is effective for years beginning on January 1, 2021, to be applied retrospectively. If full retrospective application to a group of contracts is impractical, the modified retrospective or fair value methods may be used. The standard will replace IFRS 4 “Insurance Contracts” and will materially change the recognition and measurement of insurance contracts and the corresponding presentation and disclosures in the Company’s Financial Statements.

In November 2018, the IASB tentatively decided to defer the effective date of IFRS 17 by one year. The proposed deferral is subject to IASB public consultation in 2019 which is expected to result in an exposure draft followed by a public comment period. The Company will continue to monitor IASB’s future developments related to IFRS 17.

IFRS 17 requires entities to measure insurance contract liabilities on the balance sheet as the total of (a) the fulfillment cash flows – the current estimates of amounts that the Company expects to collect from premiums and pay out for claims, benefits and expenses, including an adjustment for the timing and risk for those amounts; and (b) the contractual service margin – the future profit for providing insurance coverage.

The principles underlying IFRS 17 differ from the CALM as permitted by IFRS 4. While there are many differences, the following outlines two of the key differences:

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Under IFRS 17 the discount rate used to estimate the present value of insurance liabilities is based on the characteristics of the liability, whereas under CALM, the Company uses the rates of returns for current and projected assets supporting policy liabilities to value the liabilities. The difference in the discount rate approach also impacts the timing of investment-related experience earnings emergence. Under CALM, investment-related experience includes investment experience and the impact of investing activities. The impact of investing activities is directly related to the CALM methodology. Under IFRS 17 the impact of investing activities will emerge over the life of the new asset.

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Under IFRS 17 new business gains are recorded on the Consolidated Statements of Financial Position and amortized into income as services are provided. Under CALM new business gains (and losses) are recognized in income immediately.

The Company is assessing the implications of this standard and expects that it will have a significant impact on the Company’s Consolidated Financial Statements. In addition, in certain jurisdictions, including Canada, it could have a material effect on tax and regulatory capital positions and other financial metrics that are dependent upon IFRS accounting values.